Allowance for Loan Losses - Impaired Loans - Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 3,520	$ 5,243	$ 7,717
Interest Income Recognized	167	216	1,256
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	636	1,375	2,036
Interest Income Recognized	25	34	40
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	610	1,507	1,847
Interest Income Recognized	33	75	862
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	39	233	1,039
Interest Income Recognized	5	6	83
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,519	1,515	1,787
Interest Income Recognized	75	73	175
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Interest Income Recognized			1
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	716	613	1,006
Interest Income Recognized	$ 29	$ 28	95
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			$ 2